Note 24 - Segment and Geographic Information (Details) - Operations of the Group's Operating Segments (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net revenues	$ 83,695,885	$ 52,738,077	$ 29,599,486
Cost of revenues	20,352,729	10,570,070	8,089,394
General and administrative	17,592,119	15,210,102	11,387,381
Product development	11,147,873	9,032,327	10,735,570
Sales and marketing	43,761,473	30,588,236	13,072,017
Total operating expenses	82,453,115	54,830,665	35,194,968
Government subsidies	659,417	11,187	75,883
Loss from operations	(18,450,542)	(12,651,471)	(13,608,993)
Total assets	113,903,358	133,492,735	121,370,995
Subscription Services And Other Related Services [Member]
Segment Reporting Information [Line Items]
Net revenues	18,994,252	19,209,065	25,781,724
Cost of revenues	8,094,098	7,018,379	7,297,061
General and administrative			8,515,833
Product development			10,735,570
Sales and marketing			12,500,788
Total operating expenses	40,710,886	29,508,969	31,752,191
Government subsidies	3,980	11,187	75,883
Loss from operations	(29,806,752)	(17,307,096)	(13,191,645)
Total assets	44,425,970	73,807,848	72,474,437
Brokerage Services in Hong Kong [Member]
Segment Reporting Information [Line Items]
Net revenues	4,610,516	3,404,767	3,817,762
Cost of revenues	1,731,651	938,404	792,333
General and administrative			2,871,548
Sales and marketing			571,229
Total operating expenses	3,124,200	3,882,792	3,442,777
Loss from operations	(245,335)	(1,416,429)	(417,348)
Total assets	$ 34,029,815	$ 31,893,233	$ 48,896,558